Financial Instruments and Derivatives - Financial Derivatives (Details) - Dec. 31, 2017 kJ / d in Millions, CAD in Millions, $ in Millions	CAD / bbl	$ / bbl	CAD	Total	USD ($)	bbl / $	kJ / d	CAD / kJ	bbl / d
Disclosure of detailed information about financial instruments [line items]
Volume						14,000			41,767
Forward contract
Disclosure of detailed information about financial instruments [line items]
Volume						8,972			5,729
Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					$ 100.0
Fixed annual rate				358.49%
Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					128.6
Fixed annual rate				277.00%
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June
Disclosure of detailed information about financial instruments [line items]
Average swap price | CAD / bbl	72.11
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | CAD / bbl	70.57
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	75.63	55.80
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price	70.51	56.01
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	68.40	49.66
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price	62.23	49.89
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	59.63	43.00
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price	54.00	43.00
AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about financial instruments [line items]
Volume | kJ / d							33,973
Average swap price | CAD / kJ								2.83
AECO Natural Gas Derivative Contracts – Canadian Dollar, 2019
Disclosure of detailed information about financial instruments [line items]
Volume | kJ / d							19,948
Average swap price | CAD / kJ								2.71
Interest Rate Derivative Contracts Swap January 2018 - September 2018, One
Disclosure of detailed information about financial instruments [line items]
Derivative principal			CAD 50.0
Fixed annual rate				90.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2018, Two
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				87.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, One
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Two
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Three
Disclosure of detailed information about financial instruments [line items]
Derivative principal			100.0
Fixed annual rate				115.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, One
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				114.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, Two
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				111.00%
Cross Currency Derivative Contract Swap January 2018, One | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					200.0
Fixed annual rate				341.74%
Cross Currency Derivative Contract Swap January 2018, One | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			252.8
Fixed annual rate				312.00%
Cross Currency Derivative Contract Swap January 2018, Two | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					200.0
Fixed annual rate				341.74%
Cross Currency Derivative Contract Swap January 2018, Two | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			253.0
Fixed annual rate				312.00%
Cross Currency Derivative Contract Swap January 2018, Three | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					100.0
Fixed annual rate				341.74%
Cross Currency Derivative Contract Swap January 2018, Three | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			126.4
Fixed annual rate				311.00%
Cross Currency Derivative Contract Swap January 2018, Four | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					250.0
Fixed annual rate				344.73%
Cross Currency Derivative Contract Swap January 2018, Four | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			319.3
Fixed annual rate				300.00%
Cross Currency Derivative Contract Swap January 2018, Five | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					250.0
Fixed annual rate				344.73%
Cross Currency Derivative Contract Swap January 2018, Five | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			319.3
Fixed annual rate				299.00%
Cross Currency Derivative Contract Swap January 2018, Six | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					95.0
Fixed annual rate				344.73%
Cross Currency Derivative Contract Swap January 2018, Six | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			121.2
Fixed annual rate				300.00%
Cross Currency Derivative Contract Swap January 2018, Seven | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					100.0
Fixed annual rate				344.73%
Cross Currency Derivative Contract Swap January 2018, Seven | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			127.6
Fixed annual rate				303.00%
Cross Currency Derivative Contract Swap January 2018, Eight | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					140.0
Fixed annual rate				344.73%
Cross Currency Derivative Contract Swap January 2018, Eight | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			178.9
Fixed annual rate				299.00%
Cross Currency Derivative Contract Swap January 2018, Nine | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					295.0
Fixed annual rate				358.49%
Cross Currency Derivative Contract Swap January 2018, Nine | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			379.4
Fixed annual rate				268.00%
Cross Currency Derivative Contract Swap January 2018 - April 2018 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					31.0
Fixed annual rate				458.00%
Cross Currency Derivative Contract Swap January 2018 - April 2018 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			29.9
Fixed annual rate				532.00%
Cross Currency Derivative Contract Swap January 2018 - June 2018 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					20.0
Fixed annual rate				265.00%
Cross Currency Derivative Contract Swap January 2018 - June 2018 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			20.4
Fixed annual rate				352.00%
Cross Currency Derivative Contract Swap January 2018 - May 2018 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					68.0
Fixed annual rate				339.00%
Cross Currency Derivative Contract Swap January 2018 - May 2018 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			66.7
Fixed annual rate				453.00%
Cross Currency Derivative Contract Swap January 2018 - May 2020 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					155.0
Fixed annual rate				603.00%
Cross Currency Derivative Contract Swap January 2018 - May 2020 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			158.3
Fixed annual rate				645.00%
Cross Currency Derivative Contract Swap January 2018 - April 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					82.0
Fixed annual rate				513.00%
Cross Currency Derivative Contract Swap January 2018 - April 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			79.0
Fixed annual rate				583.00%
Cross Currency Derivative Contract Swap January 2018 - June 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					52.5
Fixed annual rate				329.00%
Cross Currency Derivative Contract Swap January 2018 - June 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			56.3
Fixed annual rate				359.00%
Cross Currency Derivative Contract Swap January 2018 - May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					170.0
Fixed annual rate				400.00%
Cross Currency Derivative Contract Swap January 2018 - May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			166.9
Fixed annual rate				503.00%
Cross Currency Derivative Contract Swap January 2018 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					270.0
Fixed annual rate				378.00%
Cross Currency Derivative Contract Swap January 2018 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			274.7
Fixed annual rate				432.00%
Cross Currency Derivative Contract Swap January 2018 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					257.5
Fixed annual rate				375.00%
Cross Currency Derivative Contract Swap January 2018 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			276.4
Fixed annual rate				403.00%
Cross Currency Derivative Contract Swap January 2018 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					230.0
Fixed annual rate				408.00%
Cross Currency Derivative Contract Swap January 2018 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			291.1
Fixed annual rate				413.00%
Cross Currency Derivative Contract Swap January 2018 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					20.0
Fixed annual rate				418.00%
Cross Currency Derivative Contract Swap January 2018 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			25.3
Fixed annual rate				425.00%
Foreign Exchange Forward Derivative Contract Swap May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal | $					$ 30.0
Foreign Exchange Forward Derivative Contract Swap May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			CAD 32.2